Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2019
Statement [Line Items]
Summary of Credit Risk Exposures

As at October 31 ($ millions)	2019				2018
	Exposure at default (1)
Category	Drawn (2)	Undrawn commitments	Other exposures (3)	Total	Total
By counterparty type
Non-retail
AIRB portfolio
Corporate	$173,893	$93,026	$77,113	$344,032	$307,960
Bank	19,788	2,451	16,487	38,726	41,502
Sovereign	174,413	814	6,859	182,086	196,102
	368,094	96,291	100,459	564,844	545,564
Standardized portfolio
Corporate	52,814	3,684	9,974	66,472	68,133
Bank	1,998	156	57	2,211	3,511
Sovereign	6,749	30	2	6,781	5,336
	61,561	3,870	10,033	75,464	76,980
Total non-retail	$429,655	$100,161	$110,492	$640,308	$622,544
Retail
AIRB portfolio
Real estate secured	161,392	18,524	–	179,916	161,339
Qualifying revolving	16,046	29,839	–	45,885	45,887
Other retail	32,799	2,480	–	35,279	32,847
	$210,237	$50,843	$–	$261,080	$240,073
Standardized portfolio
Real estate secured	47,427	–	–	47,427	44,517
Other retail	44,709	–	–	44,709	42,100
	92,136	–	–	92,136	86,617
Total retail	$302,373	$50,843	$–	$353,216	$326,690
Total	$732,028	$151,004	$110,492	$993,524	$949,234
By geography (4)
Canada	$419,739	$96,262	$33,232	$549,233	$521,803
United States	95,268	37,529	43,239	176,036	178,139
Chile	48,135	1,309	4,077	53,521	53,152
Mexico	33,909	1,189	2,871	37,969	33,294
Peru	29,070	745	3,139	32,954	28,495
Colombia	12,639	397	637	13,673	13,649
Other International
Europe	23,050	6,656	16,179	45,885	42,613
Caribbean	35,311	1,849	1,476	38,636	38,302
Latin America (other)	11,164	999	239	12,402	11,368
All other	23,743	4,069	5,403	33,215	28,419
Total	$732,028	$151,004	$110,492	$993,524	$949,234

(1)	Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets.
(2)
Non-retail drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, and other personal loans.

(3)
Non-retail other exposures include off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations including nil first loss protection (2018 – nil), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral. Not applicable for retail exposures.

(4)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2019 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$43,392	$–	$–	$–	$–	$–	$–	$–	$3,328	$46,720
Precious metals	–	–	–	–	–	–	–	3,709	–	3,709
Trading assets
Securities	21	–	–	–	–	–	–	112,643	–	112,664
Loans	7,255	145	–	–	–	–	6,779	6,429	–	13,829
Other	–	–	–	–	–	–	–	995	–	995
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	131,173	–	–	–	–	5	131,178
Derivative financial instruments	–	–	–	–	38,119	–	34,489	–	–	38,119
Investment securities	78,235	–	–	–	–	2,279	–	–	1,845	82,359
Loans:
Residential mortgages (2)	80,777	187,284	–	–	–	–	–	–	108	268,169
Personal loans	–	97,253	1,366	–	–	–	–	–	12	98,631
Credit cards	–	14,033	575	–	–	–	–	–	3,180	17,788
Business & government	202,935	3,461	6,255	–	–	–	–	–	321	212,972
Allowances for credit losses (3)	(583)	(708)	–	–	–	–	–	–	(3,786)	(5,077)
Customers’ liability under acceptances	13,902	–	–	–	–	–	–	–	(6)	13,896
Property and equipment	–	–	–	–	–	–	–	–	2,669	2,669
Investment in associates	–	–	–	–	–	–	–	–	5,614	5,614
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,465	17,465
Other (including Deferred tax assets)	3,721	905	–	62	–	–	–	–	19,773	24,461

Total	$429,655	$302,373	$8,196	$131,235	$38,119	$2,279	$41,268	$123,776	$50,528	$1,086,161

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $81.5 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2018 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$58,728	$–	$–	$–	$–	$–	$–	$–	$3,541	$62,269
Precious metals	–	–	–	–	–	–	–	3,191	–	3,191
Trading assets
Securities	24	–	–	–	–	–	–	85,450	–	85,474
Loans	7,183	12	–	–	–	–	6,606	7,139	–	14,334
Other	–	–	–	–	–	–	–	454	–	454
Financial assets designated at fair value through profit or loss	12	–	–	–	–	–	–	–	–	12
Securities purchased under resale agreements and securities borrowed	–	–	–	104,010	–	–	–	–	8	104,018
Derivative financial instruments	–	–	–	–	37,558	–	33,937	–	–	37,558
Investment securities	75,837	–	–	–	–	1,754	–	–	805	78,396
Loans:
Residential mortgages (2)	86,417	166,752	–	–	–	–	–	–	188	253,357
Personal loans	–	94,392	1,613	–	–	–	–	–	14	96,019
Credit cards	–	14,331	687	–	–	–	–	–	1,467	16,485
Business & government	180,164	3,193	7,748	–	–	–	–	–	(67)	191,038
Allowances for credit losses (3)	(560)	(786)	–	–	–	–	–	–	(3,719)	(5,065)
Customers’ liability under acceptances	16,338	–	–	–	–	–	–	–	(9)	16,329
Property and equipment	–	–	–	–	–	–	–	–	2,684	2,684
Investment in associates	–	–	–	–	–	–	–	–	4,850	4,850
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,719	17,719
Other (including Deferred tax assets)	866	711	–	–	–	–	–	–	17,794	19,371

Total	$425,009	$278,605	$10,048	$104,010	$37,558	$1,754	$40,543	$96,234	$45,275	$998,493

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $82.2 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings
The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P	Moody’s	DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0433%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0433% – 0.1204%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0526% – 0.1298%
BBB+	Baa1	BBB (high)		87	0.0817% – 0.2044%
BBB	Baa2	BBB		85	0.1151% – 0.2985%
BBB-	Baa3	BBB (low)		83	0.1622% – 0.4358%
BB+	Ba1	BB (high)		80	0.2661% – 0.4837%
BB	Ba2	BB		77	0.4366% – 0.5368%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.5368% – 0.7163%
B+	B1	B (high)		73	0.7163% – 1.3857%
B to B-	B2 to B3	B to B (low)		70	1.3857% – 2.6809%
CCC+	Caa1	–		65	2.6809% – 9.7903%
CCC	Caa2	–	Watch list	60	9.7903% – 18.4807%
CCC- to CC	Caa3 to Ca	–		40	18.4807% – 35.1941%
–	–	–		30	35.1941% – 59.3246%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD ranges overlap across IG codes as the Bank utilizes two risk rating systems for its AIRB portfolios, and each risk rating system has its own separate IG to PD mapping.

Summary of Interest Rate Sensitivity
Based on the Bank’s interest rate positions, the following table shows the pro-forma after-tax impact on the Bank’s net interest income over the next twelve months and economic value of shareholders’ equity of an immediate and sustained 100 basis point increase and decrease in interest rates across major currencies as defined by the Bank.

As at October 31 ($ millions)	2019						2018
	Net income			Economic value of equity
	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total	Net income	Economic value of equity
100 bp increase	$(228)	$(45)	$(273)	$(533)	$(915)	$(1,448)	$(105)	$(870)
100 bp decrease	$226	$41	$267	$360	$813	$1,173	$101	$797

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor:

		For the year ended October 31, 2019
($ millions)	As at October 31, 2019	Average	High	Low	As at October 31, 2018
Credit spread plus interest rate	$13.8	$11.1	$17.5	$7.7	$11.0
Credit spread	8.0	7.7	11.2	3.8	6.2
Interest rate	7.2	7.8	12.6	5.1	7.7
Equities	3.4	3.5	8.1	1.0	5.8
Foreign exchange	2.7	3.5	7.0	1.5	2.8
Commodities	3.1	2.3	4.7	1.3	1.7
Debt specific	3.3	3.9	5.9	2.0	3.6
Diversification effect	(10.9)	(11.9)	n/a	n/a	(11.7)
All-Bank VaR	$15.4	$12.4	$17.9	$9.2	$13.2
All-Bank stressed VaR	$45.9	$40.1	$60.6	$26.7	$44.6

Summary of Market Risk Capital Requirements
Below are the market risk capital requirements as at October 31, 2019.

($ millions)
All-Bank VaR	$128
All-Bank stressed VaR	430
Incremental risk charge	87
Standardized approach	49
Total market risk capital	$694	(1)

(1)	Equates to $8,674 million of risk-weighted assets (2018 – $8,357 million).

Non retail [member] | AIRB portfolio [member]
Statement [Line Items]
Summary of Credit Risk Exposures
The credit quality of the non-retail AIRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2019				2018
		Exposure at Default (1)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (2)	Total	Total
Investment grade	99 – 98	$71,648	$2,661	$16,064	$90,373	$97,812
	95	30,413	9,517	21,999	61,929	64,670
	90	27,694	17,887	22,435	68,016	65,909
	87	30,357	17,170	11,767	59,294	47,545
	85	23,437	14,939	10,915	49,291	44,325
	83	24,221	12,109	7,923	44,253	42,828
Non-Investment grade	80	33,415	10,944	4,448	48,807	39,630
	77	22,577	5,442	1,919	29,938	26,894
	75	15,832	3,348	1,869	21,049	19,280
	73	6,622	1,457	460	8,539	7,520
	70	2,639	541	305	3,485	2,817
Watch list	65	596	37	94	727	1,143
	60	914	58	226	1,198	1,104
	40	555	48	13	616	576
	30	225	–	–	225	141
Default	21	835	133	22	990	1,178
Total		$291,980	$96,291	$100,459	$488,730	$463,372
Government guaranteed residential mortgages (3)		76,114	–	–	76,114	82,192
Total		$368,094	$96,291	$100,459	$564,844	$545,564

(1)	After credit risk mitigation.
(2)
Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, excluding nil first loss protection (2018 – nil), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(3)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Retail [member] | AIRB portfolio [member]
Statement [Line Items]
Summary of Risk Categories of Borrower by Probability Of Default

As at October 31 ($ millions)	2019						2018
	Exposure at default (1)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low	0.0000% – 0.0499%	$–	$–	$12,257	$535	$12,792	$12,155
Very Low	0.0500% – 0.1999%	44,045	32,487	9,188	6,720	92,440	89,544
Low	0.2000% – 0.9999%	85,350	5,381	12,169	18,284	121,184	107,036
Medium Low	1.0000% – 2.9999%	8,998	1,106	6,065	5,846	22,015	20,578
Medium	3.0000% – 9.9999%	865	344	5,000	2,830	9,039	7,211
High	10.0000% – 19.9999%	357	195	308	26	886	1,370
Extremely High	20.0000% – 99.9999%	422	73	764	848	2,107	1,591
Default	100%	225	68	134	190	617	588
Total		$140,262	$39,654	$45,885	$35,279	$261,080	$240,073

(1)	After credit risk mitigation.